Redeemable Preferred Units (Details) shares in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Apr. 30, 2015 USD ($) $ / commonunit shares
Mandatory redeemable price of units outstanding				$ 35,000,000
Conversion of Stock, Amount Converted		$ 0	$ (41,000,000)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	0.9
Preferred Units Quarterly Cash Distribution Per Unit | $ / commonunit				0.445
Preferrred Units Issued Stated Price				$ 18.30
Conversion Price of Preferred Units				$ 44.37
Regency Merger [Member]
Preferred Units, Issued | shares				1.9